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                                  PRUDENTIAL




                                       January 30, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re: Prudential Government Securities Trust
         (File No. 2-74139)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 32 and (ii) that the text of Post-Effective Amendment No. 32 was filed electronically on January 28, 2002.


                                       Prudential Government Securities Trust

                                       By: /s/ Deborah A. Docs
                                           -------------------
                                           Deborah A. Docs, Esq.
                                           Secretary